Risk Management - Schedule of Potential Impact on P&L (Detail) - Scenarios for impact on profit and loss [member] - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Sensitivity analysis for interest rate risk [line items]
Total rate risk	$ (50,880)	$ (23,025)	$ (14,207)
Options risk	5	16	89
Total impact	(50,868)	(23,172)	(14,881)
CLP [member]
Sensitivity analysis for interest rate risk [line items]
Total rate risk	(1,679)	(8,403)	(4,881)
CLP [member] | Derivatives [member]
Sensitivity analysis for interest rate risk [line items]
Total rate risk	(1,679)	(8,403)	(4,879)
CLP [member] | Investments [member]
Sensitivity analysis for interest rate risk [line items]
Total rate risk			(2)
CLF [member]
Sensitivity analysis for interest rate risk [line items]
Total rate risk	(7,248)	(8,488)	(5,130)
CLF [member] | Derivatives [member]
Sensitivity analysis for interest rate risk [line items]
Total rate risk	(7,248)	(8,488)	(5,130)
COP [member]
Sensitivity analysis for interest rate risk [line items]
Total rate risk		(3,104)	(1,200)
Total impact	829
COP [member] | Derivatives [member]
Sensitivity analysis for interest rate risk [line items]
Total rate risk		(2,508)	(1,086)
Total impact	5,469
COP [member] | Investments [member]
Sensitivity analysis for interest rate risk [line items]
Total rate risk	(4,640)	(596)	(114)
UVR
Sensitivity analysis for interest rate risk [line items]
Total rate risk	(30,766)	(133)	(108)
UVR | Derivatives [member]
Sensitivity analysis for interest rate risk [line items]
Total rate risk			(102)
Total impact		3
UVR | Investments [member]
Sensitivity analysis for interest rate risk [line items]
Total rate risk	(30,766)	(136)	(6)
USD [member]
Sensitivity analysis for interest rate risk [line items]
Total rate risk	(12,000)	(2,648)	(2,711)
FX
Sensitivity analysis for interest rate risk [line items]
Total rate risk	(16)	(249)	(177)
Total impact	$ 7	$ (163)	$ (763)